Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net loss	$ (23,171)	$ (216,404)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	23,496	28,907
Stock-based compensation	$ 5,623	9,760
Goodwill impairment		150,400
Impairment of other intangible assets		43,205
Foreign currency translation loss (gain)	$ (4,189)	8,708
Deferred income taxes	(889)	(13,830)
Change in fair value of obligations in connection with acquisitions	727	(13,256)
Other non-cash items	614	47
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	15,558	4,563
Inventories	363	(15,348)
Net investment in sales-type leases	(1,913)	(1,819)
Other receivables and prepaid expenses	2,089	8,916
Other non-current assets	287	(1,104)
Accounts payable	(951)	10,093
Other current liabilities	11,663	(5,595)
Deferred revenues	(79)	2,747
Other non-current liabilities	2,356	3,914
Net cash provided by operating activities	31,584	3,904
Cash flows from investing activities
Purchase of property and equipment	(7,585)	(14,408)
Investment in short-term bank deposits	(67,264)	$ (1,709)
Purchase of investments	(4,000)
Proceeds from maturities of short-term bank deposits	$ 1,558	$ 8,725
Cash paid for acquisitions, net of cash acquired		(3,801)
Acquisition of intangible assets	$ (245)	(376)
Other investing activities	(70)	(99)
Net cash used in investing activities	(77,606)	(11,668)
Cash flows from financing activities
Proceeds from exercise of stock options	$ 122	1,969
Payments of obligations in connection with acquisitions		(11,620)
Net cash provided by (used in) financing activities	$ 122	(9,651)
Effect of exchange rate changes on cash and cash equivalents	1,484	(1,694)
Net change in cash and cash equivalents	(44,416)	(19,109)
Cash and cash equivalents, beginning of period	257,592	442,141
Cash and cash equivalents, end of period	213,176	423,032
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	503	2,502
Transfer of inventory to fixed assets	$ 939	$ 4,584